OTHER NON-OPERATING GAIN / (LOSS), NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Non-Operating Gain, Net [Abstract]
Gain / (loss) on Money Market Funds classified as cash and cash equivalents	$ 1	$ 0	$ 0
Change in fair value of warrants	(1)	0	0
Change in fair value of put option liability	(2)	3	(3)
Income from sale of scrap metal	0	0	2
(Loss)/gain on foreign currency purchase and sale, net	(3)	0	(7)
Insurance compensation	5	0	0
Other loss	0	(1)	0
Other non-operating (loss) / gain, net	$ 0	$ 2	$ (8)